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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22987

                          Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2014 through April 30, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                                Pioneer ILS
                                Interval Fund

--------------------------------------------------------------------------------
                                Semiannual Report | April 30, 2015
--------------------------------------------------------------------------------

                                Ticker Symbol: XILSX

                                [LOGO] PIONEER
                                       Investments(R)
                 visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                            10

Prices and Distributions                                                     11

Performance Update                                                           12

Schedule of Investments                                                      13

Financial Statements                                                         17

Financial Highlights                                                         20

Notes to Financial Statements                                                21

Approval of Investment Advisory Agreement                                    30

Trustees, Officers and Service Providers                                     33

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/ expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 3

Portfolio Management Discussion | 4/30/15

In the following interview, Charles Melchreit and Chin Liu discuss the strategies and philosophy of the Pioneer ILS Interval Fund, which commenced operations in December 2014. Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer, and Mr. Liu, a vice president and a portfolio manager at Pioneer, are responsible for day-to-day management of the Fund.

Q How did the Fund perform during the abbreviated semiannual reporting period ended April 30, 2015?

A The Pioneer ILS Interval Fund returned 1.10% at net asset value during the period from its commencement of operations on December 22, 2014, through the end of the semiannual reporting period on April 30, 2015, while the Fund's benchmark, the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index, returned 0.01%.

Q    What is the investment objective of the Fund?

A The Fund is designed to seek total return while attempting to diversify investors' total risk away from factors that tend to influence more traditional capital markets, such as the bond and stock markets. In managing the Fund, we attempt to meet those objectives by investing in insurance-linked securities, the performance of which have very little correlation with - or connection to - results generated by traditional investment products. The Fund's returns are produced through investments tied to a diversified group of property and casualty insurance policies. The policies primarily insure risks associated with natural disasters, such as hurricanes or earthquakes; however, they also may insure risks associated with man-made disasters, such as maritime or aviation accidents.

Q    How may the Fund benefit from investments in insurance-linked securities?

A The Fund receives premiums in exchange for covering the identified insurance risks. The Fund's investments are chosen following Pioneer's analysis of the relative values of different opportunities, based on projected premiums and payments, and potential risk. If the hazard (event) identified in the specific insurance-linked product does not occur then the Fund also

4 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 receives a periodic coupon related to premiums and principal repayments, distributed at the end of the investment's term. The profit potential of various investments is determined based on rigorous relative value and relative risk analyses.

     Insurance-linked securities typically offer high coupon payments relative to corporate bonds with comparable ratings, while the projected frequency-of-loss payments are low based on simulated analysis of the specific threats insured against, and long-term historical experience.

Q How does the Fund participate in these investments and how was the Fund's portfolio allocated (with regard to risk) as of April 30, 2015?

A Pioneer's management team assembles a portfolio of investments that give the Fund the opportunity to participate in the profits - and share in the risks - associated with insurance policies written on pre-specified catastrophic events. In general, the portfolio will be composed of four types of investments: quota share instruments; event-linked (catastrophe) bonds; industry loss warranties; and collateralized reinsurance contracts.

     The most common investments in the portfolio are likely to be quota share instruments. Quota share instruments (sometimes called "reinsurance sidecars") allow the investor to participate along with a reinsurance company and share in the profits, or losses, realized by the reinsurer's book of business. Quota share investments are highly diversified across regions and types of peril (with trigger events, such as hurricanes).

     Event-linked (catastrophe) bonds are issued by reinsurance companies and typically identify a precise level of insurance protection in which an investor may participate. For example, a catastrophe bond may cover a pre-specified share of a reinsurer's loss from a hurricane in Florida, with a certain range.

     Industry loss warranties are private, customizable reinsurance contracts whose triggers are based on the general loss experience of the insurance industry.

     Collateralized reinsurance contracts are private, customizable reinsurance contracts whose triggers are based on the indemnity loss experience of a particular reinsurer. Industry loss warranties usually remove the underwriting basis from a reinsurance contract, and thus often pay a lower premium than a collateralized reinsurance contract with similar risk.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 5

     The Fund began operating on December 22, 2014, and we were able to invest 90% of the investment proceeds before the end of the year in order to minimize any cash drag on performance. The primary risk exposures present among the portfolio's initial investments are to hurricanes in the southeastern and northeastern states and to European winter storms.

Q    What steps do you take to attempt to limit the risks to Fund?

A First, 100% of the Fund's potential risk is collateralized, and the maximum amount the Fund might be required to pay out as its share of claims is placed in a trust. Therefore, the Fund has no more risk exposure than the amount placed in the trust. Pioneer's investment team includes analysts with deep experience in insurance research. Secondly, team members use proprietary research and third-party analytics, company-specific underwriting and claims experience as well as broad industry trends. Our research is intended to determine the relative value and risks of different types of insurance by specific peril and location.

     We also attempt to reduce the Fund's risks by diversifying the types of hazards and the geographical exposures of the portfolio's investments. We do this by purchasing only insurance-linked securities exposed to a set of diversified risks. For the most part, these are related to natural occurrences, with U.S. hurricanes, U.S. earthquakes, European windstorms, Japanese earthquakes and Australian cyclones representing the largest risks. Man-made events that might be insured against include accidents on offshore oil rigs or aviation disasters. The Fund's exposures to these man-made hazards are expected to be modest.

Q Did the Fund invest in any derivatives for the semiannual reporting period ended April 30, 2015?

A We have the authority to invest the Fund in derivatives, but so far we have not done so.

6 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Q    What is your investment outlook for the Fund?

A During the Fund's brief history, we believe we have assembled a portfolio of investments that we believe offer attractive yields and are well diversified by risk and by potential opportunity. The Fund's investments have specific targets for compensation in an insurance-linked market that features stabilizing prices.

Please refer to the Schedule of Investments on pages 13-16 for a full listing of Fund securities.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment.

The Fund is not a complete investment program.

The Fund invests primarily in insurance-linked securities ("ILS"), which are high-yield debt securities that involve a high degree of risk.

The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund's outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund's shares should be considered illiquid.

Insurance-linked securities may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds). The return of principal and the payment of interest on event-linked bonds are contingent on the non-occurrence of a predefined "trigger" event that leads to physical or economic loss, such as a hurricane or an aerospace catastrophe.

Event-linked bonds may expose the Fund to other risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 7

The Fund may also invest in structured reinsurance investments or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business (known as "quota share" instruments or "reinsurance sidecars"). Investors participate in the premiums and losses associated with these underlying contracts, into which the Fund has limited transparency.

The size of the ILS market may change over time, which may limit the availability of ILS for investment. The availability of ILS in the secondary market may also be limited.

Certain securities, including ILS, structured reinsurance investments and derivatives, may be impossible or difficult to purchase, sell, or unwind. Such securities and derivatives also may be difficult to value.

The values of Fund holdings may go up or down, due to market conditions, inflation, changes in interest or currency rates and lack of liquidity in the bond market.

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity, and possibility of default.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.

The Fund may invest in floating-rate loans and similar instruments which may be illiquid or less liquid than other investments. The value of any collateral can decline or be insufficient to meet the issuer's obligations.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Fund may use derivatives, such as swaps, inverse floating-rate obligations and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund's performance. Derivatives may have a leveraging effect.

8 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, and economic and political conditions.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully. There is no assurance that these and other strategies used by the Fund will be successful.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 9

Portfolio Summary | 4/30/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Structured Reinsurance Investments                                         73.5%
Event Linked Bonds                                                         26.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.   Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17       14.70%
-------------------------------------------------------------------------------------------
 2.   Versutus, Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017                 13.22
-------------------------------------------------------------------------------------------
 3.   Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A)                                    13.02
-------------------------------------------------------------------------------------------
 4.   Lorenz Re, Ltd., 3/31/18                                                        4.78
-------------------------------------------------------------------------------------------
 5.   Sector Re V, Ltd., 12/1/19 (144A)                                               4.29
-------------------------------------------------------------------------------------------
 6.   Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19                      3.87
-------------------------------------------------------------------------------------------
 7.   Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16          3.78
-------------------------------------------------------------------------------------------
 8.   St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16    3.72
-------------------------------------------------------------------------------------------
 9.   Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16       3.72
-------------------------------------------------------------------------------------------
10.   Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16     3.12
-------------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

10 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Prices and Distributions | 4/30/15

Net Asset Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       4/30/15                       12/22/14*
--------------------------------------------------------------------------------
     Net Asset Value                    $10.11                        $10.00
--------------------------------------------------------------------------------

Distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Short-Term           Long-Term
                           Dividends         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
12/22/14* - 4/30/15          $  --               $  --                $  --
--------------------------------------------------------------------------------

The data shown above represents past performance, which is no guarantee of future results.

* The Fund commenced operations on December 22, 2014.

Index Definition
--------------------------------------------------------------------------------
The Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" chart appearing on page 12.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 11

Performance Update | 4/30/15

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                  Net        BofA ML
                  Asset      3-Month
                  Value      U.S. Treasury
Period            (NAV)      Bill Index
--------------------------------------------------------------------------------
Life-of-Trust
(12/22/14)        1.10%      0.01%
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated October 10, 2014)
--------------------------------------------------------------------------------
                Gross
--------------------------------------------------------------------------------
                2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer ILS          BofA ML 3-Month U.S.
                       Interval Fund        Treasury Bill U.S. Index
12/31/2014             $10,000              $10,000
4/30/2015              $10,120              $10,000

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV due to such factors as interest rate changes and the perceived credit quality of borrowers.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions.

12 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Schedule of Investments | 4/30/15 (unaudited)

---------------------------------------------------------------------------------------------------------------
Principal
Amount                Floating
USD ($)               Rate (b)                                                                  Value
---------------------------------------------------------------------------------------------------------------
                                     CORPORATE BONDS -- 99.9%
                                     Reinsurance -- 99.9%
          1,500,000                  Altair Re, Variable Rate Notes, 6/30/17 (e)                $     1,529,700
            500,000       7.11       Atlas IX Capital, Ltd., Floating Rate Note,
                                     1/7/19 (Cat Bond) (144A)                                           499,150
            250,000       8.14       Atlas Reinsurance VII, Ltd., Floating Rate
                                     Note, 1/7/16 (Cat Bond) (144A)                                     252,525
          1,500,000                  Berwick Segregated Account (KANE SAC Ltd.),
                                     Variable Rate Note, 1/22/16 (e)                                  1,528,950
            250,000       4.28       Blue Danube II, Ltd., Floating Rate Note,
                                     5/23/18 (Cat Bond) (144A)                                          250,400
            250,000       6.87       Caelus Re, Ltd., Floating Rate Note, 4/7/17
                                     (Cat Bond) (144A)                                                  258,500
          1,600,000                  Carnoustie Segregated Account (KANE SAC
                                     Ltd.), Variable Rate Notes, 2/19/16 (e)                          1,701,280
            250,000       0.00       Cranberry Re, Ltd., Floating Rate Note,
                                     7/6/18 (Cat Bond) (144A) (c)                                       249,875
            250,000       9.01       East Lane Re V, Ltd., Floating Rate Note,
                                     3/16/16 (Cat Bond) (144A)                                          258,050
          7,000,000                  Eden Re II, Ltd., 4/19/18 (Cat Bond)
                                     (144A) (d)                                                       7,105,000
          1,000,000       5.01       Embarcadero Reinsurance, Ltd., Floating
                                     Rate Note, 2/7/17 (Cat Bond) (144A)                              1,001,800
          2,055,375                  Exeter Segregated Account (KANE SAC Ltd.),
                                     Variable Rate Notes, 1/7/16 (e)                                  2,066,063
          8,000,000                  Gullane Segregated Account (KANE SAC Ltd.),
                                     Variable Rate Notes, 1/22/17 (e)                                 8,024,000
            841,000                  Hereford Segregated Account (KANE SAC Ltd.),
                                     Variable Rate Notes, 1/7/16 (e)                                    845,626
            250,000       4.77       Kilimanjaro Re, Ltd., Floating Rate Note,
                                     4/30/18 (Cat Bond) (144A)                                          252,175
            500,000                  Lahinch Re, 6/15/16 (d) (e)                                        480,550
            250,000       8.28       Loma Reinsurance, Ltd., Bermuda, Floating
                                     Rate Note, 1/8/18 (Cat Bond) (144A)                                259,550
          2,600,000                  Lorenz Re, Ltd., 3/31/18 (Cat Bond) (d) (e)                      2,611,960
            500,000       4.52       MetroCat Re, Ltd., Floating Rate Note,
                                     8/5/16 (Cat Bond) (144A)                                           505,900
          1,334,000                  Muirfield Segregated Account (KANE SAC Ltd.),
                                     Variable Rate Notes, 1/12/16 (e)                                 1,338,802

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 13

---------------------------------------------------------------------------------------------------------------
Principal
Amount                Floating
USD ($)               Rate (b)                                                                  Value
---------------------------------------------------------------------------------------------------------------
                                     Reinsurance -- (continued)
          1,000,000       7.52       Multicat Mexico Re, Ltd., Floating Rate Note,
                                     12/4/15 (Cat Bond)(144A)                                   $       997,100
            250,000       8.60       Mythen Re, Ltd., Series 2012-2 Class A,
                                     Floating Rate Note, 1/5/17 (Cat Bond)
                                     (144A)                                                             260,800
            250,000      11.83       Mythen Re, Ltd., Series 2012-2 Class A,
                                     Floating Rate Note, 11/10/16 (Cat Bond)
                                     (144A)                                                             258,275
            250,000       7.27       Northshore Re, Ltd., Floating Rate Note,
                                     7/5/16 (Cat Bond) (144A)                                           256,475
          2,000,000                  Pangaea Re, Series 2015-1, Principal at Risk
                                     Notes, 2/1/19 (e)                                                2,113,400
          2,000,000                  Prestwick Segregated Account (KANE SAC
                                     Ltd.), Variable Rate Notes, 7/1/16 (e)                           2,029,400
            250,000       8.61       Queen Street VII Re, Ltd., Floating Rate Note,
                                     4/8/16 (Cat Bond) (144A)                                           255,075
            550,000       0.00       Queen Street X Re, Ltd., Floating Rate Note,
                                     6/8/18 (Cat Bond) (144A) (c)                                       550,220
            250,000       9.26       Residential Reinsurance 2013, Ltd., Floating
                                     Rate Note, 6/6/17 (Cat Bond) (144A)                                261,625
            500,000       3.92       Sanders Re, Ltd., Floating Rate Note, 6/7/17
                                     (Cat Bond) (144A)                                                  496,250
          2,250,000                  Sector Re V, Ltd., 12/1/19
                                     (144A) (d) (e)                                                   2,339,325
          1,000,000                  Sector Re V, Ltd., 3/1/20
                                     (144A) (d) (e)                                                   1,000,000
            800,000                  Sector Re V, Ltd., 3/1/20
                                     (144A) (d) (e)                                                     800,000
          1,000,000                  Silverton Re, Ltd., 9/18/17
                                     (144A) (d) (e)                                                   1,071,000
          2,000,000                  St. Andrews Segregated Account (KANE SAC
                                     Ltd.), Variable Rate Notes, 1/22/16 (e)                          2,030,400
            250,000      11.26       Successor X, Ltd., Floating Rate Note,
                                     11/10/15 (Cat Bond) (144A)                                         255,200
          1,376,500                  Troon Segregated Account (KANE SAC Ltd.),
                                     Variable Rate Notes, 1/12/16 (e)                                 1,380,079
          7,000,000                  Versutus, Ltd., Series 2015-A, Variable Rate
                                     Notes, 12/31/2017 (e)                                            7,215,600
                                                                                                ---------------
                                                                                                $    54,590,080
                                                                                                ---------------
                                     Total Insurance                                            $    54,590,080
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

---------------------------------------------------------------------------------------------------------------
                                                                                                Value
---------------------------------------------------------------------------------------------------------------
                                     TOTAL CORPORATE BONDS
                                     (Cost $53,775,862)                                         $    54,590,080
---------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENT IN SECURITIES -- 99.9%
                                     (Cost $53,775,862) (a)                                     $    54,590,080
---------------------------------------------------------------------------------------------------------------
                                     OTHER ASSETS & LIABILITIES -- 0.1%                         $        65,713
---------------------------------------------------------------------------------------------------------------
                                     TOTAL NET ASSETS -- 100.0%                                 $    54,655,793
===============================================================================================================

(Cat Bond) Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2015, the value of these securities amounted to $19,694,270 or 36.0% of total net assets.

(a) At April 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $53,775,862 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
              there is an excess of value over tax cost                             $   862,627
           Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value                                 (48,409)
                                                                                    -----------
           Net unrealized appreciation                                              $   814,218
                                                                                    ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)        Rate to be determined.

(d) Security issued with a zero coupon. Income is earned through accretion of discount.

(e) Security is valued using a third party insurance industry pricing model. At April 30, 2015, the aggregate value of these securities amounted to $40,106,135, or 73.4% of total net assets.

Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2015 aggregated $51,536,888 and $0, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 15

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments:

-------------------------------------------------------------------------------------------------
                                 Level 1          Level 2             Level 3         Total
-------------------------------------------------------------------------------------------------
Corporate Bonds
  Insurance
    Reinsurance                  $           --   $14,483,945       $40,106,135      $54,590,080
-------------------------------------------------------------------------------------------------

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

-------------------------------------------------------------------------------------------------
                                                                                     Corporate
                                                                                     Bonds
-------------------------------------------------------------------------------------------------
Balance as of 12/22/14                                                               $        --
Realized gain (loss)(1)                                                                       --
Change in unrealized appreciation (depreciation)(2)                                           --
Purchases                                                                             40,106,135
Sales                                                                                         --
Transfers in to Level 3*                                                                      --
Transfers out of Level 3*                                                                     --
-------------------------------------------------------------------------------------------------
Balance as of 4/30/15                                                                $40,106,135
=================================================================================================

    All of the Fund's investments that were categorized as Level 3 at April 30, 2015, were valued using a third party insurance industry pricing model. A significant change in this model could result in a significantly lower or higher value in Level 3 investments.

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the period ended April 30, 2015, there were no transfers between Levels 1, 2 and 3.

   Net change in unrealized appreciation (depreciation) of investments still held
   as of 4/30/15                                                                     $           --
                                                                                     --------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Statement of Assets and Liabilities | 4/30/15 (unaudited)

ASSETS:
  Investment in securities (cost $53,775,862)                                   $54,590,080
  Cash                                                                               36,987
  Receivables --
     Interest                                                                        41,613
     Due from Pioneer Investment Management, Inc.                                   130,947
  Prepaid expenses                                                                   19,103
--------------------------------------------------------------------------------------------
        Total assets                                                            $54,818,730
============================================================================================
LIABILITIES:
  Payables --
     Trustee fees                                                               $       689
  Due to affiliates                                                                  94,860
  Accrued expenses                                                                   67,388
--------------------------------------------------------------------------------------------
        Total liabilities                                                       $   162,937
============================================================================================
NET ASSETS:
  Paid-in capital                                                               $54,116,135
  Net investment loss                                                              (274,560)
  Net unrealized appreciation on investments                                        814,218
--------------------------------------------------------------------------------------------
        Total net assets                                                        $54,655,793
============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  (based on $54,655,793/5,405,201 shares)                                       $     10.11
============================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 17

Statement of Operations (unaudited)

For the Period Ended 4/30/15

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld of $1,948)                $   100,803
--------------------------------------------------------------------------------------------
        Total investment income                                                    $ 100,803
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $   313,210
  Shareholder communications expense                                      16,108
  Administrative reimbursement                                             6,316
  Custodian fees                                                           3,008
  Registration fees                                                       11,000
  Professional fees                                                      147,360
  Printing expense                                                         7,708
  Fees and expenses of nonaffiliated Trustees                                730
  Pricing expense                                                            300
  Miscellaneous                                                              570
--------------------------------------------------------------------------------------------
     Total expenses                                                                $ 506,310
     Less fees waived and expenses reimbursed by
        Pioneer Investment Management, Inc.                                         (130,947)
--------------------------------------------------------------------------------------------
     Net expenses                                                                  $ 375,363
--------------------------------------------------------------------------------------------
        Net investment loss                                                        $(274,560)
--------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION ON INVESTMENTS
  Net unrealized appreciation on investments                                       $ 814,218
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             $ 539,658
=============================================================================================

The accompanying notes are an integral part of these financial statements.

18 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------
                                                                                  12/22/14 (a)
                                                                                  to 4/30/15
                                                                                  (unaudited)
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                               $  (274,560)
Net unrealized appreciation on investments                                            814,218
-----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                        $   539,658
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                  $54,116,135
Reinvestment of distributions                                                              --
Cost of shares repurchased                                                                 --
-----------------------------------------------------------------------------------------------
      Net increase in net assets resulting
         from Fund share transactions                                             $54,116,135
-----------------------------------------------------------------------------------------------
      Net increase in net assets                                                  $54,655,793
NET ASSETS:
Beginning of period                                                                        --
-----------------------------------------------------------------------------------------------
End of period                                                                     $54,655,793
-----------------------------------------------------------------------------------------------
Net investment loss                                                               $  (274,560)
===============================================================================================

(a) The Fund shares commenced operations on December 22, 2014.

-----------------------------------------------------------------------------------------------
                                                                  '15 Shares      '15 Amount
                                                                  (unaudited)     (unaudited)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTION
Shares sold                                                        5,405,201      $54,116,135
Reinvestment of distributions                                             --               --
Less shares repurchased                                                   --               --
-----------------------------------------------------------------------------------------------
      Net increase                                                 5,405,201      $54,116,135
===============================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 19

Financial Highlights

---------------------------------------------------------------------------------------------
                                                                                  12/22/14
                                                                                  to 4/30/15
                                                                                  (unaudited)
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 10.00
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                                    $ (0.05)
  Net realized and unrealized gain (loss) on investments                             0.16
---------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                                $  0.11
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $  0.11
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 10.11
=============================================================================================
Total return*                                                                        1.10%(a)
Ratio of net expenses to average net assets                                          2.10%**
Ratio of net investment income (loss) to average net assets                         (1.53)%**
Portfolio turnover rate                                                                 0%**
Net assets, end of period (in thousands)                                          $54,656
Ratios with no waiver of fees and assumption of expenses by
  the Adviser and no reduction for fees paid indirectly:
  Total expenses to average net assets                                               2.83%**
  Net investment income (loss) to average net assets                                (2.26)%**
=============================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Not annualized.

The accompanying notes are an integral part of these financial statements.

20 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Notes to Financial Statements | 4/30/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer ILS Interval Fund (the "Fund") was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek total return.

The Fund offers an unlimited amount of shares through Pioneer Funds Distributor, Inc., the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit. Shares are offered in a continuous offering at the Fund's current net asset value (NAV) per share.

The Fund is an "interval" fund and makes periodic offers to repurchase shares (See Note 4). Except as permitted by the Fund's structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Senior floating

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 21 rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Credit default swaps are valued by an independent pricing service based upon valuation models incorporating default probabilities, estimated recovery rates, actual reported transactions, and other available market data. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

   Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

   Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods

22 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

   At April 30, 2015, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services).

B. Investment Income and Transactions

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

   Interest income, including interest on income bearing cash accounts, is recorded on an accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 23 investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of April 30, 2015, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which if applicable, would be recorded as an income tax expense in the Statement of Operations.

   The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

   The tax character of current year distributions payable will generally be determined at the end of the current taxable year.

E. Risks

   Information regarding the Fund's principal risks is contained in the Fund's original offering prospectus, with additional information included in the Fund's shareowner reports issued from time to time. Please refer to those documents when considering the Fund's principal risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

   The Fund invests primarily in insurance-linked securities ("ILS"). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as "reinsurance sidecars"), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. Because ILS are typically rated below investment grade or unrated, a substantial

24 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 portion of the Fund's assets ordinarily will consist of below investment grade (high yield) debt securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and are less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods.

   The Fund's investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

F. Event-linked bonds

   Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event, as defined within the terms of an event-linked bond occurs, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 25

G. Structured reinsurance investments

   The Fund's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"), are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Fund's investment in quota share instruments and therefore place the Fund's assets at greater risk of loss than if PIM had more complete information.

H. Illiquid securities

   Quota share instruments and other structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be impossible or difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.

I. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. During the period ended April 30, 2015, the Fund had no open repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees payable under the Fund's Advisory Agreement with PIM are calculated daily at the annual rate of 1.75% of the Fund's average daily net assets.

26 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 2.10% of the average daily net assets attributable to Class A shares. Fees waived and expenses reimbursed during the period ended April 30, 2015 are reflected on the Statement of Operations. This expense limitation is in effect through August 1, 2016. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Fund. At April 30, 2015, $89,418 was payable to PIM related to management costs, administrative costs and certain other services is included in "Due to affiliates" and "Administration fee payable" on the Statement of Assets and Liabilities.

3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services related to the Fund's shares at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareowner communications activities such as proxy and statement mailings and outgoing calls.

For the period ended April 30, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Fund                                                                     $16,108
--------------------------------------------------------------------------------
  Total                                                                  $16,108
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,442 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2015.

4. Repurchase Offers

The Fund is a closed-end "interval" fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund's outstanding shares at NAV on a regular schedule.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 27

The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund's outstanding shares at their NAV per share unless the Fund's Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund's Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund's shares illiquid.

In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.

Shares repurchased during the period ended April 30, 2015 were as follows:

------------------------------------------------------------------------------------------------------------
                                                          Percentage
                                                          of
                                                          Outstanding   Amount
                                             NAV on       Shares        of Shares
                Repurchase    Repurchase     Repurchase   the Fund      the Fund     Percentage   Number
Commencement    Request       Pricing        Pricing      Offered to    Offered to   of Shares    of Shares
Date            Deadline      Date           Date         Repurchase    Repurchase   Tendered     Tendered
------------------------------------------------------------------------------------------------------------
April 9, 2015   May 1, 2015   May 15, 2015                10%           540,520.118  0.2283%      12,341.200

5. Additional Information

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

Pursuant to the preliminary agreement, the Transaction will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly

28 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 29

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer ILS Interval Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. Based on their evaluation of the information provided by PIM, the Trustees, including the Independent Trustees voting separately, unanimously approved an investment advisory agreement for the Fund. In considering the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, the first quintile is most favorable to Fund shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that would be provided by PIM to the Fund under the investment advisory agreement. The Trustees reviewed PIM's investment approach for the Fund and its research process, and considered the resources of PIM and the personnel of PIM who would provide investment management services to the Fund. The Trustees also considered that, as administrator, PIM would be responsible for the administration of the Fund's business and other affairs. The Trustees considered the quality of such services provided by PIM to the other Pioneer Funds. The Trustees considered the fees to be paid to PIM for the provision of administration services. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would provide to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees did not consider the Fund's performance in approving the investment advisory agreement because the Fund was newly-offered and did not have a performance history.

Management Fee and Expenses

The Trustees considered information compiled by Strategic Insight Simfund, an independent third party, to compare the Fund's proposed management fee and anticipated expense ratio with a peer group of funds included in the Morningstar Non-Traditional Bond category. The Trustees considered that the Fund's proposed management fee would rank in the fifth quintile of the peer group, but slightly lower than the management fee charged by the peer fund that has an investment approach similar to the Fund's investment approach. The


30 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Trustees considered factors distinguishing the Fund from the funds in the peer group, including the complex nature of the Fund's instruments and investment approach. The Trustees also considered that the Fund's anticipated expense ratio would rank in the fifth quintile of the peer group, but slightly lower than the management fee charged by the peer fund that has an investment approach similar to the Fund's investment approach. The Trustees concluded that the proposed management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services to be provided by PIM.

Profitability

The Trustees did not consider PIM's profitability with respect to the management of the Fund in approving the investment advisory agreement because the Fund was newly-offered and profitability information was not available.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other potential benefits to PIM from its relationship with the Fund, including the character and amount of fees that would be paid by the Fund, other than under the investment advisory agreement, for services that would be provided by PIM and its affiliates, and the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 31

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the investment advisory agreement for the Fund.

32 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

Trustees, Officers and Service Providers

Trustees                                 Advisory Trustee
Thomas J. Perna, Chairman                Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                     Officers
Margaret B.W. Graham                     Lisa M. Jones, President and Chief
Marguerite A. Piret                         Executive Officer
Fred J. Ricciardi                        Mark E. Bradley, Treasurer and
Kenneth J. Taubes                           Chief Financial Officer
                                         Christopher J. Kelley, Secretary and
                                            Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 33

                            This page for your notes.

34 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

                            This page for your notes.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/15 35

                            This page for your notes.

36 Pioneer ILS Interval Fund | Semiannual Report | 4/30/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:
--------------------------------------------------------------------------------
Account Information                                      1-800-710-0935

Or write to AST:
--------------------------------------------------------------------------------
For                                                      Write to

General inquiries, lost dividend checks,                 American Stock
change of address, lost stock certificates,              Transfer & Trust
stock transfer                                           Operations Center
                                                         6201 15th Ave.
                                                         Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)                        American Stock
                                                         Transfer & Trust
                                                         Wall Street Station
                                                         P.O. Box 922
                                                         New York, NY 10269-0560

Website www.amstock.com

For additional information, please contact your investment advisor or visit our web site us.pioneerinvestments.com.

The Trust files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 28630-00-0615

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the period ended April 30, 2015, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer ILS Interval Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 26, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 26, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date June 26, 2015

* Print the name and title of each signing officer under his or her signature.